UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Focus Growth Fund,
Inc. and Master Focus Growth LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Focus Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Beneficial
	Interest
Mutual Funds	(000)	Value
Master Focus Growth LLC	$ 1,607,115	$ 37,458,514
Total Investments (Cost - $39,460,492) - 100.2%		37,458,514
Liabilities in Excess of Other Assets - (0.2)%		(82,292)
Net Assets - 100%		$ 37,376,222

Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	-
Level 2	$ 37,458,514
Level 3	-
Total	$ 37,458,514

Master Focus Growth LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 1.7%	Honeywell International, Inc.	23,300	$ 649,138
Beverages - 5.8%	The Coca-Cola Co.	46,500	2,179,455
Biotechnology - 6.1%	Celgene Corp. (a)	28,300	1,474,430
	Genzyme Corp. (a)	12,800	819,456
			2,293,886
Communications Equipment - 7.9%	Cisco Systems, Inc. (a)	80,400	1,329,816
	QUALCOMM, Inc.	48,600	1,631,502
			2,961,318
Computers & Peripherals - 4.2%	Apple, Inc. (a)	9,700	898,899
	Hewlett-Packard Co.	19,000	670,320
			1,569,219
Diversified Consumer Services - 3.9%	Apollo Group, Inc. Class A (a)	19,000	1,459,960
Diversified Financial Services - 1.7%	JPMorgan Chase & Co.	20,300	642,698
Energy Equipment & Services - 3.3%	Schlumberger Ltd.	24,600	1,248,204
Food & Staples Retailing - 8.0%	Wal-Mart Stores, Inc.	53,800	3,006,344
Health Care Providers & Services - 4.1%	Henry Schein, Inc. (a)	28,000	1,000,440
	UnitedHealth Group, Inc.	25,300	531,553
			1,531,993
Hotels, Restaurants & Leisure - 1.9%	Burger King Holdings, Inc.	32,700	703,377
Insurance - 2.3%	The Travelers Cos., Inc.	19,900	868,635
Internet Software & Services - 2.9%	Google, Inc. Class A (a)	3,650	1,069,304
Machinery - 5.9%	Cummins, Inc.	17,200	439,976
	Danaher Corp.	31,800	1,769,352
			2,209,328
Metals & Mining - 2.4%	Agnico-Eagle Mines Ltd.	16,700	628,922
	Freeport-McMoRan Copper & Gold, Inc.
	Class B	11,900	285,481
			914,403
Oil, Gas & Consumable Fuels - 5.3%	EOG Resources, Inc.	11,900	1,011,738
	Exxon Mobil Corp.	8,000	641,200
	Massey Energy Co.	20,100	313,962
			1,966,900
Pharmaceuticals - 11.3%	Abbott Laboratories	28,800	1,508,832
	Bristol-Myers Squibb Co.	44,900	929,430
	Johnson & Johnson	30,300	1,774,974
			4,213,236
Semiconductors & Semiconductor	Lam Research Corp. (a)	16,400	331,280
Equipment - 2.2%	PMC-Sierra, Inc. (a)	119,300	478,393
			809,673
Software - 8.6%	Activision Blizzard, Inc. (a)	75,100	878,670
	Adobe Systems, Inc. (a)	34,900	808,284
	Microsoft Corp.	59,200	1,197,024
	Salesforce.com, Inc. (a)	11,900	340,578
			3,224,556
Specialty Retail - 2.7%	Ross Stores, Inc.	37,900	1,004,350
Tobacco - 4.5%	Philip Morris International, Inc.	39,900	1,682,184

Master Focus Growth LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Wireless Telecommunication Services - 2.8%	American Tower Corp. Class A (a)	38,800	$ 1,056,912
	Total Investments (Cost - $39,267,050*) - 99.5%		37,265,073
	Other Assets Less Liabilities - 0.5%		193,441
	Net Assets - 100.0%		$ 37,458,514

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 39,220,727
Gross unrealized appreciation	$ 1,412,465
Gross unrealized depreciation	(3,368,119)
Net unrealized depreciation	$ (1,955,654)

(a) Non-income producing security.
Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (1,532,501)	$ 5,538

• For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one of more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Focus Growth LLC Schedule of Investments November 30, 2008 (Unaudited)

  Effective September 1, 2008 the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 37,265,073
Level 2	-
Level 3	-

Total	$ 37,265,073

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 20, 2009